Financial and capital risk management - Sensitivity Analysis - Exposure to Exchange Rates (Details) - Currency risk R$ in Thousands	12 Months Ended
Jun. 30, 2025 BRL (R$) R$ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expense on profit or loss, Scenario 1	R$ 3,475
Expense on profit or loss, Scenario 2	(34,095)
Expense on profit or loss, Scenario 3	(71,663)
Net impacts on commercial operations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expense on profit or loss, Scenario 1	4,060
Expense on profit or loss, Scenario 2	(39,839)
Expense on profit or loss, Scenario 3	R$ (83,735)
Cash Equivalents | U. S. Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R$ / $	5.3338
Expense on profit or loss, Scenario 1	R$ (77)
Expense on profit or loss, Scenario 2	758
Expense on profit or loss, Scenario 3	R$ 1,593
Trade receivables | U. S. Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R$ / $	5.3338
Expense on profit or loss, Scenario 1	R$ (1,416)
Expense on profit or loss, Scenario 2	13,898
Expense on profit or loss, Scenario 3	R$ 29,213
Trade payables | U. S. Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R$ / $	5.3338
Expense on profit or loss, Scenario 1	R$ 3,508
Expense on profit or loss, Scenario 2	(34,428)
Expense on profit or loss, Scenario 3	R$ (72,363)
Borrowings | U. S. Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R$ / $	5.3338
Expense on profit or loss, Scenario 1	R$ 2,045
Expense on profit or loss, Scenario 2	(20,067)
Expense on profit or loss, Scenario 3	R$ (42,178)
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R$ / $	5.3338
Expense on profit or loss, Scenario 1	R$ (585)
Expense on profit or loss, Scenario 2	5,744
Expense on profit or loss, Scenario 3	R$ 12,072